UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

US Market Rotation Strategy ETF (HUSE)	July 31, 2018 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Consumer Discretionary	8.3%
Consumer Staples	6.7%
Energy	3.9%
Financials	14.5%
Health Care	1.4%
Industrials	5.4%
Information Technology	30.1%
Materials	5.0%
Real Estate	5.1%
Exchange-Traded Funds	16.6%
Exchange-Traded Notes	3.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 79.1%
Consumer Discretionary — 8.2%
2,638	Amazon.com, Inc. †	$4,688,887
62,521	CarMax, Inc. †	4,669,068
30,876	Liberty Broadband Corp. †	2,453,715
49,316	Liberty SiriusXm Group, Class C †	2,329,195
8,457	O'Reilly Automotive, Inc. †	2,587,842
52,637	Twenty-First Century Fox, Inc.	2,338,136
		19,066,843

Consumer Staples — 6.6%
52,218	Coca-Cola Co.	2,434,925
21,903	Constellation Brands, Inc., Class A	4,604,668
41,186	PepsiCo, Inc.	4,736,390
53,101	Sysco Corp.	3,568,918
		15,344,901

Energy — 3.8%
74,260	Cheniere Energy, Inc. †	4,715,510
86,141	EQT Corp.	4,279,485
		8,994,995

Financials — 14.2%
53,958	AFLAC, Inc.	2,511,205
16,204	Ameriprise Financial, Inc.	2,360,437
95,942	Bausch Health Cos., Inc. †	2,085,779
170,754	KKR & Co., Inc., Class A	4,675,244
37,055	Lincoln National Corp.	2,523,446
2,502	Markel Corp. †	2,927,340
26,096	Moody's Corp.	4,465,548
50,657	Morgan Stanley	2,561,218
48,986	Raymond James Financial, Inc.	4,486,628
45,216	U.S. Bancorp	2,396,900
39,864	Wells Fargo & Co.	2,283,809
		33,277,554

Health Care — 1.4%
9,635	Anthem, Inc.	2,437,655
7,152	HCA Healthcare, Inc.	888,493
		3,326,148

Industrials — 5.3%
37,981	Armstrong World Industries, Inc. †	2,578,910
16,896	Roper Industries, Inc.	5,100,902
58,811	Trinity Industries, Inc.	2,240,699
18,265	United Technologies Corp.	2,479,291

Shares		Fair Value
Common Stocks — (Continued)
Industrials — (Continued)
		$12,399,802

Information Technology — 29.6%
30,002	Activision Blizzard, Inc.	2,202,747
12,644	Alibaba Group Holding, Ltd. ADR †	2,367,336
20,601	Alliance Data Systems Corp.	4,632,753
1,878	Alphabet, Inc., Class A †	2,304,719
34,206	Autodesk, Inc. †	4,393,418
19,250	Broadcom, Inc.	4,269,073
107,212	Cisco Systems, Inc.	4,533,995
79,227	Corning, Inc.	2,628,752
119,889	eBay, Inc. †	4,010,287
16,375	Electronic Arts, Inc. †	2,108,281
23,079	Facebook, Inc. †	3,982,974
22,778	MasterCard, Inc., Class A	4,510,044
84,926	Micron Technology, Inc. †	4,483,243
21,558	Microsoft Corp.	2,286,873
48,559	Oracle Corp.	2,315,293
79,982	Seagate Technology PLC	4,208,653
28,074	Shopify, Inc., Class A †	3,880,108
53,529	Twitter, Inc. †	1,705,969
33,450	Visa, Inc., Class A	4,573,953
52,980	Western Digital Corp.	3,716,547
		69,115,018

Materials — 4.9%
20,634	Celanese Corp.	2,437,082
145,379	Olin Corp.	4,290,134
106,177	Sealed Air Corp.	4,679,220
		11,406,436

Real Estate — 5.1%
16,983	American Tower Corp.	2,517,560
96,493	CBRE Group, Inc., Class A †	4,805,351
28,523	SBA Communications Corp. †	4,513,765
		11,836,676

Total Common Stocks (Cost $187,246,645)		$184,768,373
Exchange-Traded Funds — 16.3%
39,946	Invesco QQQ Trust	7,048,472
196,391	iShares Short Treasury Bond ETF	21,687,458
33,315	SPDR S&P 500 ETF Trust	9,372,509
Total Exchange-Traded Funds (Cost $37,709,809)		$38,108,439

Shares		Fair Value
Exchange-Traded Note — 3.0%
222,577	iPATH S&P 500 VIX Short-Term ETN	$6,988,918
Total Exchange-Traded Note (Cost $6,832,222)		$6,988,918
Total Investments — 98.4%
(Cost $231,788,676)		$229,865,730
Other Assets less Liabilities — 1.6%		3,821,865

Net Assets — 100.0%		$233,687,595

†	Non-income producing security
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
ETN — Exchange-Traded Note
PLC — Public Liability Company
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

(See notes to portfolio of investments)

EcoLogical Strategy ETF (HECO)	July 31, 2018 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Consumer Discretionary	11.0%
Consumer Staples	15.3%
Financials	23.5%
Health Care	12.8%
Industrials	7.0%
Information Technology	23.8%
Materials	4.3%
Telecommunication Services	2.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 72.8%
Consumer Discretionary — 8.0%
1,806	Best Buy Co., Inc.	$135,504
1,774	McDonald's Corp.	279,476
1,772	NIKE, Inc., Class B	136,285
1,736	Target Corp.	140,060
		691,325

Consumer Staples — 11.2%
4,172	Colgate-Palmolive Co.	279,566
4,007	CVS Caremark Corp.	259,894
1,448	Hershey Co.	142,208
4,850	Unilever NV NYS	278,681
		960,349

Financials — 17.1%
3,140	AFLAC, Inc.	146,136
4,455	Bank of New York Mellon Corp.	238,209
3,202	Marsh & McLennan Cos., Inc.	266,918
3,062	MetLife, Inc.	140,056
1,767	Royal Bank of Canada	137,773
1,300	S&P Global, Inc.	260,572
2,349	Toronto-Dominion Bank	139,014
3,606	Unum Group	143,266
		1,471,944

Health Care — 9.3%
3,757	Baxter International, Inc.	272,195
768	Biogen Idec, Inc. †	256,796
1,070	UnitedHealth Group, Inc.	270,945
		799,936

Industrials — 5.1%
1,356	3M Co.	287,906
1,251	United Parcel Service, Inc., Class B	149,982
		437,888

Information Technology — 17.3%
1,703	Accenture PLC, Class A	271,339
713	Apple Computer, Inc.	135,677
6,372	Cisco Systems, Inc.	269,472
2,610	Microsoft Corp.	276,869
1,093	NVIDIA Corp.	267,632
2,450	Texas Instruments, Inc.	272,734
		1,493,723

Materials — 3.1%
1,903	Ecolab, Inc.	267,752

Telecommunication Services — 1.7%
19,039	Telecom Italia SpA ADR †	145,077

Shares		Fair Value
Common Stocks — (Continued)

Total Common Stocks (Cost $5,232,928)		$6,267,994
Total Investments — 72.8%
(Cost $5,232,928)		$6,267,994
Other Assets less Liabilities — 27.2%		2,338,340

Net Assets — 100.0%		$8,606,334

†	Non-income producing security
ADR — American Depositary Receipt
NV — Naamloze Vennootschap (Dutch Stock Company)
NYS — New York Shares
PLC — Public Liability Company
S&P — Standard and Poor's
SpA — Societa per Azioni (Italian Joint Stock Company)

(See notes to portfolio of investments)

Strategy Shares Nasdaq 7HANDL Index ETF (HNDL)	July 31, 2018 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 91.6%
4,224	Fidelity MSCI Utilities Index ETF	$147,206
5,076	Global X MLP ETF	49,440
19,020	Horizons NASDAQ-100 Covered Call ETF	466,561
2,868	Invesco QQQ Trust	506,059
16,332	Invesco Taxable Municipal Bond	479,834
8,076	iShares Core Growth Allocation ETF	362,451
600	iShares Core S&P 500 ETF	169,968
7,200	iShares Core U.S. Aggregate Bond ETF	763,632
14,508	iShares US Preferred Stock ETF	545,356
15,120	Schwab U.S. Aggregate Bond ETF	763,258
2,820	Schwab U.S. REIT ETF	118,412
2,520	Schwab US Large-Cap ETF	169,621
3,588	SPDR Doubleline Total Return Tactical ETF	170,143
27,468	SPDR Portfolio Aggregate Bond ETF	764,433
1,212	Vanguard Dividend Appreciation ETF	128,933
1,812	Vanguard Intermediate-Term Corporate Bond ETF	152,099
2,592	Vanguard Mortgage-Backed Securities ETF	132,944
648	Vanguard S&P 500 ETF	167,443
11,136	Xtrackers USD High Yield Corporate Bond ETF	553,348
Total Exchange-Traded Funds (Cost $6,609,918)		$6,611,141
Total Investments — 91.6%
(Cost $6,609,918)		$6,611,141
Other Assets less Liabilities — 8.4%		603,201

Net Assets — 100.0%		$7,214,342

ETF — Exchange-Traded Fund
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
REIT— Real Estate Investment Trust
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts
USD — United States Dollar

Total Return Swap Agreement

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	1-Month USD-LIBOR + 80 bps	NASDAQ 7 Handl Index	BNP Paribas SA	Monthly	1/7/19	$ 2,763,898	$ (1,790)

SA — Societe Anonyme (French Investment Bank)

(See notes to portfolio of investments)

Strategy Shares

Notes to Portfolio of Investments

July 31, 2018 (Unaudited)

1. Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in three separate series: US Market Rotation Strategy ETF (HUSE), EcoLogical Strategy ETF (HECO), and Strategy Shares Nasdaq 7 HANDL Index ETF (HNDL) (“Nasdaq 7 Handl Index ETF”) (individually referred to as a “Fund”, or collectively as the “Funds"). The US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) are each an actively-managed exchange-traded fund. The investment objective of both the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is capital appreciation.  The Nasdaq 7 Handl Index ETF (HDNL) is a passively-managed exchange-traded fund. The investment objective of the Nasdaq 7 Handl Index ETF (HNDL) is to seek investment results that correlate to the price and yield performance of the NASDAQ 7 Handl Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its portfolio of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of portfolios of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2018 (Unaudited)

2. Significant Accounting Policies (continued)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of July 31, 2018, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Level 2	Total Investments
US Market Rotation Strategy ETF (HUSE)
Common Stocks(1)	$184,768,373	$–	$184,768,373
Exchange-Traded Funds	38,108,439	–	38,108,439
Exchange-Traded Note	6,988,918	–	6,988,918
Total Investments	$229,865,730	$–	$229,865,730
EcoLogical Strategy ETF (HECO)
Common Stocks(1)	$6,267,994	$–	$6,267,994
Total Investments	$6,267,994	$–	$6,267,994
Strategy Shares Nasdaq 7 Handl Index ETF (HNDL)
Exchange-Traded Funds	$6,611,141	$–	$6,611,141
Other Financial Instruments(2)
Total Return Swap Agreement	–	(1,790)	(1,790)
Total Investments	$6,611,141	($1,790)	$6,609,351

(1)	Please see the Portfolio of Investments for industry classifications.
(2)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2018 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended July 31, 2018. As of July 31, 2018, no securities were categorized as Level 3.

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value ("NAV") on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

C.  Derivative Instruments

Swap Agreements: Certain of the Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at July 31, 2018 is disclosed in the swap tables included in the Portfolios of Investments.

3. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s (HECO) ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF (HECO) may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s (HECO) ecological investment criteria may result in the EcoLogical Strategy ETF (HECO) investing in industry sectors that are not performing as well as others.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title)      /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date  9/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date  9/24/18

By (Signature and Title)      /s/ James Szilagyi

James Szilagyi, Treasurer

Date  9/21/18